FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		September 30,	June 30,
Description	Level	2024	2024

Liabilities:
Subscription agreement	3	$2,460,488	$2,425,647
Contingent Guarantee	3	$—	$3,256,863
Warrant liability – Private Warrants	3	$61,531	$307,656
Earnout liability	3	$12,638,000	$12,298,000
Convertible notes derivative	3	$2,142,511	$16,462,690
Merger financing derivative	3	$176,239	—
Secured convertible derivative	3	$89,535	—
Tau agreement	3	$972,508	$—

		June 30,	December 31,	December 31,
Description	Level	2024	2023	2022
Assets:
Marketable securities held in Trust Account	1	$—	$54,799,478	$204,044,469

Liabilities:
Subscription agreement	3	$2,084,691	$—	$—
Contingent Guarantee	3	$3,256,863	$—	$—
Warrant liability – Private Warrants	3	$307,656	$307,656	$184,594
Non-redemption agreement liability	3	$—	$1,441,653	$—
Convertible notes derivative	3	$16,462,690	$—	$—
Earnout liability	3	$12,298,000	$—	$—

Schedule of key inputs into the models

	June 30,	June 30,
Input	2024	2024
Market price of public shares	$0.21	$1.04
Equity volatility	34.4%	26.2%
Risk-free rate	4.01%	5.05%

	June 30,	June 30,
Input	2024	2024
Market price of public shares	$0.21	$1.04
Risk-free rate	3.52%	4.27%
Dividend yield	0.00%	0.00%
Volatility	87.4%	58.7%
Exercise price	$11.50	$11.50
Effective expiration date	February 2029	February 2029

	September 30,	June 30,
Input	2024	2024
Market price of public shares	$0.21	$1.04
Revenue volatility	15.00%	15.00%
Discount factor for revenue	9.61%	9.69%

September 30,
Input	2024
Market price of public shares	$0.21
Risk-free rate	4.84%
Discount rate	11.72%
Probability of default	22.9%
Recovery rate	28.9%
Volatility	36.7%
Effective expiration date	February 2026

June 30,
Input	2024
Market price of public shares	$1.04
Risk-free rate	5.49%
Dividend yield	0.00%
Volatility	14,643.0%
Exercise price	$0.99
Effective expiration date	May 2024

September 30,
Input	2024
Market price of public shares	$0.21
Risk-free rate	4.84%
Discount rate	11.72%
Probability of default	22.9%
Recovery rate	28.9%
Volatility	36.7%
Effective expiration date	February 2026

June 30,
Input	2024
Market price of public shares	$1.04
Risk-free rate	4.90%
Dividend yield	0.00%
Volatility	14,461%
Exercise price	$0.99
Effective expiration date	February 2026

September 30,
Input	2024
Market price of public shares	$0.21
Risk-free rate	4.36%
Discount rate	7.72%
Probability of default	41.2%
Recovery rate	47.6%
Volatility	43.9%
Effective expiration date	February 2028

June 30,
Input	2024
Market price of public shares	$1.04
Risk-free rate	4.52%
Dividend yield	0.00%
Volatility	166,681.0%
Exercise price	$0.84
Effective expiration date	February 2028

September 30,
Input	2024
Market price of public shares	$0.21
Risk-free rate	3.87%
Discount rate	7.84%
Probability of default	19.8%
Recovery rate	47.6%
Volatility	36.8%
Effective expiration date	November 2025

	September 30,	August 9,
Input	2024	2024
Market price of public shares	$0.21	$0.27
Risk-free rate	4.84%	4.78%
Discount rate	11.72%	16.98%
Probability of default	23.5%	25.4%
Recovery rate	28.9%	28.9%
Volatility	36.7%	37.2%
Effective expiration date	February 2026	February 2026

	September 30,	July 31
Input	2024	2024
Anticipated Monthly Advance Amounts	$40,000	$40,000
Risk-free rate	3.59%	4.20%
Volatility	37.4%	40.3%
Effective expiration date	July 2026	July 2026

	September 30,	July 31,
Input	2024	2024
Market price of public shares	$0.21	$0.27
Risk-free rate	3.59%	4.20%
Volatility	37.4%	40.3%
Effective expiration date	July 2026	July 2026

The key inputs into the Monte Carlo model for the Subscription Agreement were as follows:

		February 9,
	June 30,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.04	$10.26
Equity volatility	26.2%	29.8%
Risk-free rate	5.05%	4.67%

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	June 30,	December 31,	December 31,
Input	2024	2023	2022
Market price of public shares	$1.04	$6.20	$10.05
Risk-free rate	4.27%	3.77%	3.91%
Dividend yield	0.00%	0.00%	0.00%
Volatility	58.7%	12.0%	2.6%
Probability of a business combination	100%	100%	4.5%
Exercise price	$11.50	$11.50	$11.50
Effective expiration date	February 29	February 29	February 29

The key inputs into the Monte Carlo model for the non-redeemable common stock were as follows:

	December 31,	August 1,
Input	2023	2023
Market price of public shares	$6.20	$10.57
Probability of acquisition	100.0%	82.0%
Equity volatility	12.0%	19.9%
Discount for lack of marketability	8.0%	3.0%
Discount for expected forfeiture	5.10%	5.10%

The key inputs into the Monte Carlo model for the Earnout liability were as follows:

		February 9,
	June 30,	2024
Input	2024	(initial measurement)
Market price of public shares	$1.04	$10.26
Revenue volatility	15.00%	15.00%
Discount factor for revenue	96.9%	99.5%
maturity. As of June 30, 2024, the company did not repay the short-term notes as such has incurred penalty interest from 9% to 13% until the note is repaid. No notice of default has been received. See note 10 for additional information.

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	5.49%	5.44%
Dividend yield	0.00%	0.00%
Volatility	14,643.0%	4,120.0%
Exercise price	$0.99	$7.27
Effective expiration date	May 2024	May 2024

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	4.90%	4.48%
Dividend yield	0.00%	0.00%
Volatility	14,461%	41,200%
Exercise price	$0.99	$7.27
Effective expiration date	February 2026	February 2026

		February 9,
		2024
	June 30,	(initial
Input	2024	measurement)
Market price of public shares	$1.04	$10.26
Risk-free rate	4.52%	4.48%
Dividend yield	0.00%	0.00%
Volatility	166,681.0%	4,120.0%
Exercise price	$0.84	$10.26
Effective expiration date	February 2028	February 2028

Schedule of changes in the fair value

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2024	$307,656	$—
Initial measurement	—	1,090,949
Transferred to equity	—	(303,000)
Change in valuation inputs or other assumptions	(246,125)	184,559
Fair value as of September 30, 2024	$61,531	$972,508

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2024	$16,462,690	$12,298,000
Change in valuation inputs or other assumptions	(14,320,179)	340,000
Fair value as of September 30, 2024	$2,142,511	$12,638,000

	Subscription	Contingent
	Agreement	Guarantee
Fair value as of June 30, 2024	$2,425,647	$3,256,863
Shares issued as partial payment	—	(1,210,290)
Change in valuation inputs or other assumptions	34,841	839,774
Exchanged to Merger financing note	—	(2,886,347)
Fair value liability as of September 30, 2024	$2,460,488	$—

	Merger	Secured
	Financing	Convertible
	Derivative	Derivative
Fair value as of June 30, 2024	$—	$—
Initial measurement	113,044	—
Change in valuation inputs or other assumptions	63,195	89,535
Fair value as of September 30, 2024	$176,239	$89,535

	Private	Non-Redemption
	Placement	Agreement
	Warrants	Liability
Fair value as of December 31, 2021	$7,137,930	$—
Change in valuation inputs or other assumptions	(6,953,336)	1,881,440
Fair value as of December 31, 2022	$184,594	$—
Initial measurement as of August 1, 2023	—	1,881,440
Fair value as of August 8, 2023, Inception of Non-Redemption Agreement Liability	123,062	(439,787)
Fair value as of December 31, 2023	$307,656	$1,441,653
Change in valuation inputs or other assumptions	—	164,626
Transferred to equity	—	(1,606,279)
Fair value as of June 30, 2024	$307,656	$—

	Conversion	Earnout
	Derivative	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	1,668,731	10,963,000
Change in valuation inputs or other assumptions	14,793,959	1,335,000
Fair value as of June 30, 2024	$16,462,690	$12,298,000

	Subscription	Merger Financing
	Agreement	Liability
Fair value as of December 31, 2023	$—	$—
Initial measurement as of February 9, 2024	2,386,851	—
Change in valuation inputs or other assumptions	38,796	3,256,863
Fair value (asset) liability as of June 30, 2024	$2,425,647	$3,256,863